Risk and Capital Management - Summary of Off Balance Sheet (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of contractual maturities of assets and liabilities and off balance sheet commitments [line items]
Financial guarantees	R$ 66,105	R$ 70,489
Commitments to be released	272,843	244,126
Letters of credit to be released	10,747	9,214
Contractual commitments-Fixed assets and Intangible	678	1,165
Total	350,373	324,994
0-30 days [Member]
Disclosure of contractual maturities of assets and liabilities and off balance sheet commitments [line items]
Financial guarantees	1,305	1,749
Commitments to be released	110,909	98,310
Letters of credit to be released	10,747	9,214
Total	122,961	109,273
31 - 365 days [Member]
Disclosure of contractual maturities of assets and liabilities and off balance sheet commitments [line items]
Financial guarantees	17,314	17,563
Commitments to be released	25,977	27,857
Contractual commitments-Fixed assets and Intangible	405	432
Total	43,696	45,852
366 - 720 days [Member]
Disclosure of contractual maturities of assets and liabilities and off balance sheet commitments [line items]
Financial guarantees	5,509	5,451
Commitments to be released	5,796	7,307
Contractual commitments-Fixed assets and Intangible	273	460
Total	11,578	13,218
Over 720 days [Member]
Disclosure of contractual maturities of assets and liabilities and off balance sheet commitments [line items]
Financial guarantees	41,977	45,726
Commitments to be released	130,161	110,652
Contractual commitments-Fixed assets and Intangible		273
Total	R$ 172,138	R$ 156,651